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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ] Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Centaur Capital Partners, L.P.
Address: 1460 Main Street, Ste 234
         Southlake, TX  76092

Form 13F File Number: 28-13305

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Malcolm E. Ashton
Title: Managing Partner
Phone: 817-488-9632

Signature, Place, and Date of Signing:


/s/ Malcolm E. Ashton                   Southlake, TX            August 15, 2011
-------------------------------------   ----------------------   ---------------
(Signature)                             (City, State)            (Date)

Report Type ( Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1   28-12232   T2 Partners Management, LP

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           36
Form 13F Information Table Value Total:      112,424
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                         VOTING AUTHORITY
                                TITLE OF                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                    CLASS       CUSIP    (X1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
--------------               -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACTIVISION BLIZZARD INC      COM            00507V109    5,723   490,000 SH  N/A  SOLE             --   490,000      0    0
ALLEGHANY CORP DEL           COM            017175100    3,040     9,126 SH  N/A  SOLE             --     9,126      0    0
AMERICAN DEFENSE SYS INC     COM            025351107        3   153,500 SH  N/A  SOLE             --   153,500      0    0
ASPEN INSURANCE HOLDINGS LTD SHS            G05384105    3,216   125,000 SH  N/A  SOLE             --   125,000      0    0
ASPEN INSURANCE HOLDINGS LTD SHS            G05384105    6,433   250,000 SH  CALL SOLE             --       N/A    N/A  N/A
BIGLARI HLDGS INC            COM            08986R101    2,737     7,000 SH  N/A  SOLE             --     7,000      0    0
BLUE COAT SYSTEMS INC        COM NEW        09534T508    1,530    70,000 SH  N/A  SOLE             --    70,000      0    0
CALAMOS ASSET MGMT INC       CL A           12811R104    3,993   275,000 SH  N/A  SOLE             --   275,000      0    0
CAPITAL SOUTHWEST CORP       COM            140501107    2,463    26,698 SH  N/A  SOLE             --    26,698      0    0
CISCO SYS INC                COM            17275R102    3,122   200,000 SH  N/A  SOLE             --   200,000      0    0
CISCO SYS INC                COM            17275R102    5,932   380,000 SH  CALL SOLE             --       N/A    N/A  N/A
COINSTAR INC                 COM            19259P300    4,418    81,000 SH  N/A  SOLE             --    81,000      0    0
CURRENCYSHS JAPANESE YEN TR  JAPANESE YEN   23130A102    2,132    17,400 SH  PUT  SOLE             --    17,400      0    0
DELL INC                     COM            24702R101    5,668   340,000 SH  N/A  SOLE             --   340,000      0    0
DELL INC                     COM            24702R101    2,501   150,000 SH  CALL SOLE             --       N/A    N/A  N/A
DIAMOND OFFSHORE DRILLING IN COM            25271C102    2,816    40,000 SH  N/A  SOLE             --    40,000      0    0
E M C CORP MASS              COM            268648102    2,480    90,000 SH  CALL SOLE             --       N/A    N/A  N/A
GAMESTOP CORP NEW            CL A           36467W109    4,667   175,000 SH  CALL SOLE             --       N/A    N/A  N/A
GRAVITY CO LTD               SPONSORED ADR  38911N107      768   492,447 SH  N/A  SOLE             --   492,447      0    0
HIMAX TECHNOLOGIES INC       SPONSORED ADR  43289P106    2,640 1,200,000 SH  N/A  SOLE             -- 1,200,000      0    0
INTERACTIVE BROKERS GROUP IN COM            45841N107    3,521   225,000 SH  CALL SOLE             --       N/A    N/A  N/A
INTERDIGITAL INC             COM            45867G101    1,634    40,000 SH  N/A  SOLE             --    40,000      0    0
ISHARES TR                   BARCLYS 20+ YR 464287432    3,294    35,000 SH  PUT  SOLE             --    35,000      0    0
MVC CAPITAL INC              COM            553829102    2,192   165,656 SH  N/A  SOLE             --   165,656      0    0
PROSHARES TR                 FTSE CHINA 25  74347X658    4,506   110,000 SH  PUT  SOLE             --   110,000      0    0
SPDR S&P 500 ETF TR          TR UNIT        78462F103    6,599    50,000 SH  PUT  SOLE             --    50,000      0    0
SPDR SERIES TRUST            S&P RETAIL ETF 78464A714    3,737    70,000 SH  PUT  SOLE             --    70,000      0    0
TARGET CORP                  COM            87612E106    3,049    65,000 SH  CALL SOLE             --       N/A    N/A  N/A
TELULAR CORP                 COM NEW        87970T208    1,433   232,200 SH  N/A  SOLE             --   232,200      0    0
TERRA NOVA RTY CORP          COM            88102D103    3,561   469,839 SH  N/A  SOLE             --   469,839      0    0
TESLA MTRS INC               COM            88160R101    1,107    38,000 SH  PUT  SOLE             --    38,000      0    0
TRANSATLANTIC PETROLEUM LTD  SHS            G89982105    1,480   870,745 SH  N/A  SOLE             --   870,745      0    0
TRINITY INDS INC             COM            896522109      781    22,400 SH  PUT  SOLE             --    22,400      0    0
WESTELL TECHNOLOGIES INC     CL A           957541105      536   150,000 SH  N/A  SOLE             --   150,000      0    0
WESTERN DIGITAL CORP         COM            958102105    4,548   125,000 SH  N/A  SOLE             --   125,000      0    0
XEROX CORP                   COM            984121103    4,164   400,000 SH  CALL SOLE             --       N/A    N/A  N/A
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